CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (1,922,153)	$ (7,624,682)	$ 2,621,747	$ (12,662,639)
Net loss from discontinued operations	0	(2,418,757)	8,227,892	(5,187,214)
Net loss from continuing operations	(1,922,153)	(5,205,925)	(5,606,145)	(7,475,425)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	873,480	704,741	956,400	85,530
Stock compensation expense	0	653,000	653,000	445,000
Issuance cost incurred for issuing series A convertible preferred stock	0	821,892	821,892	0
Amortization of right-of-use assets	579,209	635,036	955,443	398,292
Amortization of intangible assets	128,538	104,829	160,831	107,765
Provision for doubtful accounts, net of recovery	470,982	125,709	235,279	299,658
Impairments of inventories	3,085	0	60,398	0
Impairments of long-lived assets	0	142,516	142,974	10,953
Gain on disposal of equipment	(596,564)	0	0	(425)
Change in fair value of derivative liabilities	(1,641,650)	(5,185,309)	(6,951,482)	1,710,415
Change in operating assets and liabilities
Accounts receivable	177,273	8,693	4,456	162,828
Inventories	322,689	(93,172)	(260,464)	172,626
Prepayments, other receivables and other assets	1,115,661	683,439	28,254	(1,366,724)
Finance lease receivables	187,695	556,021	634,103	348,919
Accounts payable	48,108	76,877	(31,434)	(6,067)
Advances from customers	10,048	(1,812)	6,678	47,895
Income tax payable			0	(168)
Accrued expenses and other liabilities	639,657	(664,848)	(377,965)	2,123,010
Operating lease liabilities	(37,872)	(113,238)	(240,051)	(64,701)
Operating lease liabilities - related parties	(99,023)	(124,143)	(228,281)	(195,519)
Net cash provided by (used in) operating activities from continuing operations	249,287	(6,875,694)	(9,036,114)	(3,196,138)
Net cash used in operating activities from discontinued operations	0	416,522	(123,167)	(739,929)
Net Cash Provided by (Used in) Operating Activities	249,287	(6,459,172)	(9,159,281)	(3,936,067)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,213,996)	(3,484,051)	(3,223,992)	(2,293,415)
Purchases of intangible assets	(26,408)	(76,637)	(141,730)	(25,347)
Cash released upon termination of a VIE			(193)	0
Cash acquired from XXTX, net of cash paid to XXTX			0	8,065
Net cash provided by (used in) investing activities from continuing operations	287,146	(3,560,688)	(3,365,915)	(2,310,697)
Net cash used in investing activities from discontinued operations	0	22,586	(111,210)	(200,165)
Net Cash Provided by (Used in) Investing Activities	287,146	(3,538,102)	(3,477,125)	(2,510,862)
Cash Flows from Financing Activities:
Net proceeds from issuance of common stock and warrants in a registered direct public offering	0	5,771,053	5,771,053	5,743,905
Net proceeds from issuance of common stock and warrants in an underwritten public offering			0	5,261,297
Net proceeds from issuance of common stock upon warrants exercised	0	22,015	22,015	683,046
Net proceeds from issuance of series A convertible preferred stock and warrants in a private placement offering	0	4,369,937	4,369,937	0
Net proceeds from exercise of underwriters' over-allotment option			0	837,000
Borrowings from a financial institution			183,390	0
Loan to related parties	0	(232,751)	0	(101,142)
Repayments to related parties and affiliates			(117,761)	(37,445)
Repayments of current borrowings from financial institutions	(111,615)	(529,226)	(39,613)	0
Principal payments of finance lease liabilities	(349,140)	(333,480)	(433,611)	(2,230,765)
Net cash provided by (used in) financing activities from continuing operations	(101,372)	9,617,206	9,755,410	10,155,896
Net cash used in financing activities from discontinued operations	0	(1,439,919)	0	103,881
Net Cash Provided by (Used in) Financing Activities	(101,372)	8,177,287	9,755,410	10,259,777
Effect of exchange rate changes on cash and cash equivalents	(82,673)	173,623	(381,858)	(208,800)
Net increase (decrease) in cash and cash equivalents	352,388	(1,646,364)	(3,262,854)	3,604,048
Cash and cash equivalents, beginning of the period	1,185,221	4,448,075	4,448,075	844,027
Cash and cash equivalents, end of the period	1,537,609	2,801,711	1,185,221	4,448,075
Less: Cash and cash equivalents from discontinued operations	0	(833,060)	0	(107,546)
Cash and cash equivalents from continuing operations, end of period	1,537,609	1,968,651	1,185,221	4,340,529
Supplemental Cash Flow Information
Cash paid for interest expense	6,975	44,123	5,893	45,764
Non-cash Transaction in Investing and Financing Activities
Recognition of right-of-use assets and lease liabilities	917,786	196,671	273,555	3,785,526
Recognition of right-of-use assets and lease liabilities, related parties	118,030	180,973	181,620	0
Recognition of other receivables from Jinkailong upon deconsolidation			7,298,208	0
Acquisition of equipment through prepayment and financing lease receivables offset			0	941,263
Allocation of fair value of derivative liabilities for issuance of common stock	0	7,933,434	7,932,341	997,193
Allocation of fair value of derivative liabilities to additional paid in capital upon warrants exercised	0	45,674	45,674	1,771,213
Acquisition of XXTX with payables			0	317,835
Acquisition of XXTX's minority interest with issuance of common stock	$ 0	$ 1,972,717	$ 1,972,717	$ 0